LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employee-related obligations long-term
Accrued severance pay	$ 135	$ 131
Defined benefit plans	160	108
Total	295	239
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	134	129
Expected contributions to the pension funds	94
Future minimum benefit payments
2013	22
2014	16
2015	13
2016	14
2017	17
2018-2022	$ 96